Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
5.
CASH AND CASH EQUIVALENTS

A summary of the Group’s cash and cash equivalents as of December 31, 2025 and 2024 is outlined below:

	December 31,
	2025	2024
(in USD and thousands)
Cash at bank and in hand	$3,778,480	$2,467,824
Credit card receivables	25,464	21,848
Total	$3,803,944	$2,489,672

As of December 31, 2025 and 2024, cash at bank and in hand included $156.1 million and $147.3 million, respectively, subject to restrictions on use arising from contracts with third parties.